Schedule of Investments (unaudited)	iShares® U.S. Energy ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.8%
OGE Energy Corp.	133,450	$4,072,894

Energy Equipment & Services — 8.7%
Baker Hughes Co.	446,075	8,961,647
Halliburton Co.	573,543	10,111,563
NOV Inc.	262,139	3,245,281
Schlumberger Ltd.	895,452	19,887,989
TechnipFMC PLC	286,195	3,059,424
		45,265,904
Oil, Gas & Consumable Fuels — 89.2%
Apache Corp.	252,976	3,612,497
Cabot Oil & Gas Corp.	264,138	4,841,650
Cheniere Energy Inc.(a)(b)	149,265	9,452,952
Chevron Corp.	1,205,925	102,744,810
Cimarex Energy Co.	69,189	2,918,392
ConocoPhillips	820,283	32,835,929
Continental Resources Inc./OK	48,485	954,670
Devon Energy Corp.	387,801	6,383,205
Diamondback Energy Inc.	103,764	5,882,381
EOG Resources Inc.	375,270	19,123,759
EQT Corp.	186,895	3,048,257
Equitrans Midstream Corp.	286,637	1,906,136
Exxon Mobil Corp.	2,653,750	118,994,150
Hess Corp.	177,493	9,581,072
HollyFrontier Corp.	101,237	2,881,205
Kinder Morgan Inc./DE	1,253,490	17,649,139
Marathon Oil Corp.	527,589	3,819,744
Marathon Petroleum Corp.	418,837	18,077,005
Occidental Petroleum Corp.	543,027	10,893,122
ONEOK Inc.	287,663	11,457,617
Ovintiv Inc.	176,846	2,787,093
Phillips 66	280,986	19,050,851

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	130,391	$15,764,272
Targa Resources Corp.	152,554	4,175,403
Valero Energy Corp.	263,100	14,846,733
Williams Companies Inc. (The)	782,156	16,605,172
		460,287,216

Semiconductors & Semiconductor Equipment — 1.1%
First Solar Inc.(a)	55,789	5,531,480

Total Common Stocks — 99.8% (Cost: $825,808,394)		515,157,494

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	4,576,397	4,579,142
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,150,000	1,150,000
		5,729,142

Total Short-Term Investments — 1.1% (Cost: $5,729,142)		5,729,142

Total Investments in Securities — 100.9% (Cost: $831,537,536)		520,886,636

Other Assets, Less Liabilities — (0.9)%		(4,756,302)
Net Assets — 100.0%		$516,130,334

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,665,480	$918,234	(a)	$—		$(303)	$(4,269)	$4,579,142	4,576,397	$31,288	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,240,000	—		(90,000	)(a)	—	—	1,150,000	1,150,000	688		—
						$(303)	$(4,269)	$5,729,142		$31,976		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Energy ETF
January 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P Select Sector Energy E-Mini Index	10	03/19/21	$408	$(34,569)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$515,157,494	$—	$—	$515,157,494
Money Market Funds	5,729,142	—	—	5,729,142
	$520,886,636	$—	$—	$520,886,636

Derivative financial instruments(a) Liabilities Futures Contracts	$(34,569)	$—	$—	$(34,569)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2